Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Transfers of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfers of assets from level 2 to level 1	0	0	0	0
Transfers of liabilities from level 1 to level 2	0	0	0	0
Transfers of liabilities from level 2 to level 1	0	0	0	0
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	79,111	127,596	457,531	50,384
Other Noninterest Income	16,991	7,307	44,670	8,573	6,785
Loans held for sale
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	4,518	(5,438)	(19,353)	(3,297)
Total Changes in Fair Value	4,518	(5,438)	(19,353)	(3,297)
Mortgage servicing asset
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Net Gains (Losses) from Sale of Loans	2,358	2,250	18,069	190
Total Changes in Fair Value	2,358	2,250	18,069	190
Time deposits
Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
Other Noninterest Income		8	12	7
Total Changes in Fair Value		$ 8	$ 12	$ 7